Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
May 31, 2022
LEI-NPRT1-0722
1.802179.118
Common Stocks - 99.6%
	Shares	Value ($)
Beverages - 2.1%
Soft Drinks - 2.1%
The Coca-Cola Co.	183,600	11,636,568
Diversified Consumer Services - 0.8%
Specialized Consumer Services - 0.8%
OneSpaWorld Holdings Ltd. (a)	498,100	4,682,140
Entertainment - 0.6%
Interactive Home Entertainment - 0.4%
Playstudios, Inc. Class A (a)(b)	399,400	2,504,238
Movies & Entertainment - 0.2%
Live Nation Entertainment, Inc. (a)	10,200	969,510
TOTAL ENTERTAINMENT		3,473,748
Food & Staples Retailing - 2.8%
Food Distributors - 2.4%
U.S. Foods Holding Corp. (a)	423,700	14,032,944
Food Retail - 0.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	46,800	2,126,415
TOTAL FOOD & STAPLES RETAILING		16,159,359
Hotels, Restaurants & Leisure - 89.1%
Casinos & Gaming - 9.8%
Bally's Corp. (a)(b)	133,700	3,494,918
Caesars Entertainment, Inc. (a)	499,949	25,082,441
Churchill Downs, Inc.	72,048	14,584,677
Draftkings Holdings, Inc. (a)(b)	50,500	684,275
Flutter Entertainment PLC (a)	42,500	5,226,895
Las Vegas Sands Corp. (a)	145,187	5,148,331
Penn National Gaming, Inc. (a)	45,500	1,454,180
		55,675,717
Hotels, Resorts & Cruise Lines - 36.4%
Airbnb, Inc. Class A (a)	229,600	27,751,752
Booking Holdings, Inc. (a)	36,776	82,509,163
Hilton Worldwide Holdings, Inc.	307,632	43,333,044
Lindblad Expeditions Holdings (a)	392,400	5,634,864
Marriott International, Inc. Class A	281,225	48,252,586
		207,481,409
Leisure Facilities - 2.1%
Vail Resorts, Inc.	47,182	11,899,772
Restaurants - 40.8%
Brinker International, Inc. (a)(b)	222,400	6,749,840
Chipotle Mexican Grill, Inc. (a)	20,209	28,344,133
Domino's Pizza, Inc.	76,642	27,834,075
Dutch Bros, Inc. (b)	117,500	4,412,125
First Watch Restaurant Group, Inc. (b)	199,600	3,173,640
McDonald's Corp.	374,993	94,576,983
Noodles & Co. (a)	211,600	1,396,560
Restaurant Brands International, Inc.	341,374	17,926,285
Ruth's Hospitality Group, Inc. (b)	341,200	6,288,316
Starbucks Corp.	217,456	17,070,296
Texas Roadhouse, Inc. Class A	26,900	2,097,393
Wingstop, Inc. (b)	86,600	6,898,556
Yum! Brands, Inc.	127,800	15,523,866
		232,292,068
TOTAL HOTELS, RESTAURANTS & LEISURE		507,348,966
IT Services - 1.2%
Data Processing & Outsourced Services - 1.2%
Flywire Corp. (a)(b)	245,300	4,736,743
Global Payments, Inc.	17,000	2,227,680
		6,964,423
Media - 1.9%
Broadcasting - 1.9%
Liberty Media Corp. Liberty Media Class A (a)	189,300	10,793,886
Specialty Retail - 0.3%
Automotive Retail - 0.3%
Diversified Royalty Corp. (b)	834,100	1,872,826
Textiles, Apparel & Luxury Goods - 0.8%
Apparel, Accessories & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	7,200	4,648,509
TOTAL COMMON STOCKS (Cost $451,150,764)		567,580,425

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d) (Cost $24,485,644)	24,483,196	24,485,644

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $475,636,408)	592,066,069
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(22,271,026)
NET ASSETS - 100.0%	569,795,043

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,262,544	11,209,904	12,472,448	588	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	19,544,251	87,955,684	83,014,291	232,939	-	-	24,485,644	0.1%
Total	20,806,795	99,165,588	95,486,739	233,527	-	-	24,485,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.